Income Taxes (as restated) - Components of Income Tax Provision (Benefit) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Current:
Federal			$ 1,118		$ 0	$ 0
State and local			1,771		1,683	976
Foreign			988		635	419
Total current income taxes expense			3,877		2,318	1,395
Deferred:
Federal			937		0	0
State and local			(301)		0	0
Foreign			(7)		0	0
Total deferred income taxes expense			629		0	0
Total income tax expense	$ (663)	$ 643	$ 4,506	[1]	$ 2,318	$ 1,395

[1]	For discussion on the restatement adjustments, see Note 4.